SEGMENTED INFORMATION (Details 2) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Exploration and evaluation assets - Mexico	$ 10,051	$ 9,826
Exploration and evaluation assets - Canada	1	1
Total exploration and evaluation assets	$ 10,052	$ 9,827